Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000001788 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	SVBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class A/SVBAX) returned 22.91% (excluding sales charges) for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.
TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class A/SVBAX)	17.39%	7.57%	6.94%
Balanced Fund (Class A/SVBAX)—excluding sales charge	22.91%	8.56%	7.43%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001790 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	SVBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$192	1.73%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class C/SVBCX) returned 22.03% (excluding sales charges) for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.
TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class C/SVBCX)	21.03%	7.81%	6.69%
Balanced Fund (Class C/SVBCX)—excluding sales charge	22.03%	7.81%	6.69%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001791 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	SVBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class I/SVBIX) returned 23.30% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.
TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class I/SVBIX)	23.30%	8.89%	7.76%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113485 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R2
Trading Symbol	JBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R2/JBATX) returned 22.78% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.
TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R2/JBATX)	22.78%	8.49%	7.34%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067864 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R4
Trading Symbol	JBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R4/JBAFX) returned 23.06% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.
TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R4/JBAFX)	23.06%	8.73%	7.60%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067865 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R5
Trading Symbol	JBAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R5/JBAVX) returned 23.34% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.
TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R5/JBAVX)	23.34%	8.96%	7.82%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106438 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R6
Trading Symbol	JBAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R6/JBAWX)	23.43%	9.01%	7.88%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,447,444,281
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 28,568,149
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134715 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Seaport Long/Short Fund
Class Name	Class A
Trading Symbol	JSFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class A/JSFBX)	$212	1.97%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Seaport Long/Short Fund (Class A/JSFBX) returned 14.98% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class A/JSFBX)	9.24%	4.01%	4.11%
Seaport Long/Short Fund (Class A/JSFBX)—excluding sales charge	14.98%	5.08%	4.64%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 440,138,417
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 6,925,201
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

C000141695 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Seaport Long/Short Fund
Class Name	Class C
Trading Symbol	JSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class C/JSFTX)	$286	2.67%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Seaport Long/Short Fund (Class C/JSFTX) returned 14.13% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class C/JSFTX)	13.13%	4.31%	3.89%
Seaport Long/Short Fund (Class C/JSFTX)—excluding sales charge	14.13%	4.31%	3.89%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 440,138,417
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 6,925,201
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

C000134716 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Seaport Long/Short Fund
Class Name	Class I
Trading Symbol	JSFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class I/JSFDX)	$180	1.67%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Seaport Long/Short Fund (Class I/JSFDX) returned 15.24% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class I/JSFDX)	15.24%	5.40%	4.96%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 440,138,417
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 6,925,201
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

C000134717 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Seaport Long/Short Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class NAV)	$167	1.55%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Seaport Long/Short Fund (Class NAV) returned 15.44% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class NAV)	15.44%	5.52%	5.08%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 440,138,417
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 6,925,201
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

C000134718 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Seaport Long/Short Fund
Class Name	Class R6
Trading Symbol	JSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class R6/JSFRX)	$168	1.56%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Seaport Long/Short Fund (Class R6/JSFRX) returned 15.43% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class R6/JSFRX)	15.43%	5.53%	5.08%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 440,138,417
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 6,925,201
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

C000142613 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R2
Trading Symbol	JDISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class R2/JDISX) returned 18.98% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R2/JDISX)	18.98%	7.89%	4.81%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000142615 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R4
Trading Symbol	JDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class R4/JDITX) returned 19.28% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R4/JDITX)	19.28%	8.13%	5.06%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000142608 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R6
Trading Symbol	JDIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class R6/JDIUX) returned 19.53% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R6/JDIUX)	19.53%	8.39%	5.31%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000142607 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class A
Trading Symbol	JDIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$123	1.12%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class A/JDIBX) returned 19.09% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class A/JDIBX)	13.12%	6.91%	4.37%
Disciplined Value International Fund (Class A/JDIBX)—excluding sales charge	19.09%	8.01%	4.91%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000142609 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class C
Trading Symbol	JDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$204	1.87%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class C/JDICX) returned 18.26% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class C/JDICX)	17.26%	7.19%	4.14%
Disciplined Value International Fund (Class C/JDICX)—excluding sales charge	18.26%	7.19%	4.14%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000142610 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class I
Trading Symbol	JDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class I/JDVIX) returned 19.42% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class I/JDVIX)	19.42%	8.27%	5.19%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000142611 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class NAV
Trading Symbol	JDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class NAV/JDIVX) returned 19.54% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.
TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class NAV/JDIVX)	19.54%	8.40%	5.31%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,423,633,293
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 21,412,005
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

C000156914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$143	1.31%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class A/JEMQX) returned 18.74% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class A/JEMQX)	12.85%	0.18%	2.03%
Emerging Markets Equity Fund (Class A/JEMQX)—excluding sales charge	18.74%	1.22%	2.59%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000156915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$219	2.01%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class C/JEMZX) returned 18.07% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class C/JEMZX)	17.07%	0.54%	1.89%
Emerging Markets Equity Fund (Class C/JEMZX)—excluding sales charge	18.07%	0.54%	1.89%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000156916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class I/JEMMX) returned 19.15% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class I/JEMMX)	19.15%	1.54%	2.88%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000156917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class NAV) returned 19.27% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class NAV)	19.27%	1.65%	3.00%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000156918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	JEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$143	1.31%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R2/JEMKX) returned 18.89% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class R2/JEMKX)	18.89%	1.30%	2.68%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000156919 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	JEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R4/JEMNX) returned 19.09% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class R4/JEMNX)	19.09%	1.48%	2.83%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000156920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R6/JEMGX) returned 19.38% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class R6/JEMGX)	19.38%	1.66%	3.01%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,467,510,868
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,116,989
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

C000213578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class A
Trading Symbol	JDJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$157	1.61%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class A/JDJAX) declined 4.95% (excluding sales charges) for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class A/JDJAX)	(9.74)%	0.55%	0.93%
Diversified Macro Fund (Class A/JDJAX)—excluding sales charge	(4.95)%	1.59%	1.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,857,628,385
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 19,429,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213579 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class C
Trading Symbol	JDJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$229	2.36%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class C/JDJCX) declined 5.64% (excluding sales charges) for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class C/JDJCX)	(6.56)%	0.82%	1.16%
Diversified Macro Fund (Class C/JDJCX)—excluding sales charge	(5.64)%	0.82%	1.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,857,628,385
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 19,429,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213580 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class I
Trading Symbol	JDJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$133	1.36%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class I/JDJIX) declined 4.79% for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.
The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class I/JDJIX)	(4.79)%	1.84%	2.19%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,857,628,385
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 19,429,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$121	1.24%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class NAV) declined 4.67% for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.
The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class NAV)	(4.67)%	1.96%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,857,628,385
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 19,429,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class R6
Trading Symbol	JDJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$122	1.25%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class R6/JDJRX) declined 4.57% for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.
The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class R6/JDJRX)	(4.57)%	1.96%	2.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,857,628,385
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 19,429,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.